GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 6 — GENERAL AND ADMINISTRATIVE EXPENSES

	2017	2016	2015
Year ended 31 December	US$’000	US$’000	US$’000
Employee benefits expense, including salaries and wages, net of capitalised overhead	(4,088)	(3,260)	(4,849)
Share-based payments expense (1)	(1,868)	(2,748)	(4,100)
Legal and other professional fees	(6,330)	(2,085)	(3,347)
Corporate fees	(1,937)	(1,762)	(1,986)
Rent	(632)	(669)	(993)
Regulatory expenses	(314)	(279)	(203)
Transaction related costs	(2,118)	(323)	(540)
Other expenses	(1,058)	(984)	(1,158)
Total general and administrative expenses	(18,345)	(12,110)	(17,176)
(1)	Share based payment expense includes expense associated with restricted share units and deferred cash awards. See Note 33.

The Company capitalised overhead costs, including salaries, wages benefits and consulting fees, directly attributable to the exploration, acquisition and development of oil and gas properties of $2.7 million, $2.1 million and $3.0 million for the years ended 31 December 2017, 2016 and 2015 respectively.